CONSOLIDATED STATEMENTS OF INCOME (LOSS) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
NET SALES	R$ 39,755,575	R$ 49,830,946	R$ 40,965,431
Cost of sales	(25,076,675)	(24,821,288)	(20,615,588)
Gross profit	14,678,900	25,009,658	20,349,843
OPERATING INCOME (EXPENSES)
Selling	(2,596,377)	(2,483,194)	(2,291,722)
General and administrative	(1,923,228)	(1,709,767)	(1,577,909)
Income from associates and joint ventures	(19,379)	284,368	51,912
Other operating income, net	2,076,372	1,121,716	1,648,067
OPERATING PROFIT BEFORE NET FINANCIAL INCOME (EXPENSES)	12,216,288	22,222,781	18,180,191
NET FINANCIAL INCOME (EXPENSES)
Financial expenses	(4,659,162)	(4,590,370)	(4,221,301)
Financial income	1,825,649	967,010	272,556
Derivative financial instruments	5,526,714	6,761,567	(1,597,662)
Monetary and exchange variations, net	3,087,727	3,294,593	(3,800,827)
NET INCOME (LOSS) BEFORE TAXES	17,997,216	28,655,581	8,832,957
Income and social contribution taxes
Current	(395,392)	(510,896)	(292,115)
Deferred	(3,495,443)	(4,749,798)	94,690
NET INCOME (LOSS) FOR THE PERIOD	14,106,381	23,394,887	8,635,532
Attributable to
Resulted of the year attributable to controlling shareholders'	14,084,848	23,381,617	8,626,386
Non-controlling interest	R$ 21,533	R$ 13,270	R$ 9,146
Earnings (loss) per share
Basic	R$ 10.85794	R$ 17.57724	R$ 6.39360
Diluted	R$ 10.85387	R$ 17.57305	R$ 6.39205